Statements of comprehensive income (loss) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income
Net realized losses on redemptions and sales of gold and silver bullion		$ (39,637,898)
Other capital gains realized		151,166
Change in unrealized gains (losses) on bullion		(195,868,677)
Other income		10,510
Total income		(235,344,899)
Expenses
Management fees (note 8)		11,608,891
Bullion storage fees		6,356,297
Sales tax		2,478,354
Legal fees		388,867
Unitholder reporting costs		203,452
Listing and regulatory filing fees		204,868
Administrative fees		159,369
Audit fees		123,959
Independent Review Committee fees		30,528
Custodial fees		22,179
Trustee fees		3,822
Income tax		16,842
Net foreign exchange losses		57,277
Total expenses		21,654,705
Net income (loss) and comprehensive income (loss)		$ (256,999,604)
Weighted average number of Units	1	231,835,309
Increase (decrease) in total equity from operations per Unit		$ (1.11)